Holdings - Volumetric Fund - C000032757	Jun. 30, 2026
SPDR S&P 500 ETF Trust
TOP EQUITY / ETF HOLDINGS	8.40%
Applied Materials Inc
TOP EQUITY / ETF HOLDINGS	3.70%
Marvell Technology Inc
TOP EQUITY / ETF HOLDINGS	3.40%
Alphabet Inc
TOP EQUITY / ETF HOLDINGS	3.20%
Bank of New York Mellon Corp
TOP EQUITY / ETF HOLDINGS	2.50%
Applied Industrial Tech Inc
TOP EQUITY / ETF HOLDINGS	2.40%
Emerson Electric Co
TOP EQUITY / ETF HOLDINGS	2.30%
Apple Inc
TOP EQUITY / ETF HOLDINGS	2.30%
Wabtec Corp
TOP EQUITY / ETF HOLDINGS	2.30%
PNC Financial Svcs Group Inc
TOP EQUITY / ETF HOLDINGS	2.30%